Note 4. Notes Payable.	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes
4. Notes Payable

4. Notes Payable

Unsecured Notes Payable With No Conversion Rights

During 2014 the Company signed a series of three new unsecured promissory notes with unrelated parties for an aggregate of $14,500. The notes bear interest at 1% per annum and are due one year from the date of issuance. The notes were paid in full in 2014.

Unsecured Notes Payable With Conversion Rights

In February 28, 2014 eleven holders of convertible notes with an aggregate principal balance of $114,414 and accrued interest of $16,435 converted their notes and accrued interest into 13,084,000 shares of common stock. Upon conversion, $34,034 of unamortized discount arising from the previously recorded beneficial conversion feature was recognized as additional interest expense. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

Note 4. Notes Payable.

Unsecured Notes Payable with no Conversion Rights

During 2014 the Company signed a series of three new unsecured promissory notes with unrelated parties for an aggregate of $14,500. The notes bear interest at 1% per annum and are due one year from the date of issuance. The notes were paid in full in 2014.

Unsecured Notes Payable with Conversion Rights

On February 28, 2014 eleven holders of convertible notes with an aggregate principal balance of $114,414 and accrued interest of $16,435 converted their notes and accrued interest into 13,084,000 shares of common stock. Upon conversion, $20,495 of unamortized discount arising from the previously recorded beneficial conversion feature was recognized as additional interest expense. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

For the year ended December 31, 2014 the Company has recognized $2,923 in accrued interest expense related to all notes and has amortized $34,034 of the beneficial conversion feature. In addition to which has also been recorded as interest expense. As of December 31, 2014 all notes and related accrued interest have been paid through the issuance of 13,263,300 shares of common stock.

During 2013 the Company signed a series of thirteen new unsecured promissory notes with unrelated parties for an aggregate of $86,114. The notes bear interest at 12%-15% per annum and are due approximately one year from the date of issuance. The maturity dates range from February 6, 2014 to December 6, 2014 with all amounts recorded as current liabilities. The notes have conversion rights that allow the holder of the note to convert the principal balance into the Company's common stock at the lender's sole discretion at $0.01 per share. One note for $20,000 was accompanied by 550,000 detachable warrants (the L&L warrants). The warrants were valued using the Black-Scholes option pricing model. The inputs for the valuation analysis of the warrants include the market value of the Company's common stock on the date of grant, the estimated volatility of the Company's common stock (194%), the exercise price of $0.00001 and the risk free interest rate of 0.11%.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (BCF) exists. The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. The BCF has been recorded as a discount to the notes payable and to Additional Paid-in Capital. As of December 31, 2013, the aggregate balance of convertible notes payable was $81,880 net of unamortized discounts of $34,034.